OTHER LONG-TERM LIABILTIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Long Term Liabilties [Abstract]
Current maturities of other long-term liabilities	$ 5,538	$ 1,353